Derivative instruments - Fair Value of Derivative Contracts Falling under Early Termination Provisions in Net Liability Position (Details) $ in Millions	Dec. 31, 2016 USD ($)
A3 | A-
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 121
Baa2 | BBB
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	805
Ba1 | BB plus
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 2,066